Interests in Resource Properties (Tables)	12 Months Ended
Dec. 31, 2024
Interests in Resource Properties
Schedule of components of interests in resource properties

	2024	2023
Iron ore royalty interest	$192,142	$196,634

Schedule of movements in interest in resource properties

The movements in the iron ore royalty interest during the year ended December 31, 2024 were as follows:

	Opening		Ending
Costs	balance	Additions	balance
Iron ore royalty interest	$218,203	$—	$218,203

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$21,569	$4,492	$26,061
Net book value	$196,634		$192,142

The movements in the iron ore royalty interest during the year ended December 31, 2023 were as follows:

	Opening		Ending
Costs	balance	Additions	balance
Iron ore royalty interest	$218,203	$—	$218,203

	Opening		Ending
Accumulated depreciation	balance	Additions	balance
Iron ore royalty interest	$16,401	$5,168	$21,569
Net book value	$201,802		$196,634